NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Current account	€ 24,593	€ 34,348	€ 68,066
Term deposits	9,106	10,098	5,107
Total cash and cash equivalents as reported in statement of financial position	33,699	44,446	73,173
Bank overdrafts	0	0	0
Total cash and cash equivalents as reported in statement of cash flow	€ 33,699	€ 44,446	€ 73,173	€ 134,371